Investment Objectives and Goals - EDGEWOOD GROWTH FUND	Feb. 02, 2026
Institutional
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Edgewood Growth Fund (the “Fund”) is to provide long-term growth of capital.
Retail Shares
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Edgewood Growth Fund (the “Fund”) is to provide long-term growth of capital.
Service Shares
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Edgewood Growth Fund (the “Fund”) is to provide long-term growth of capital.